Information Concerning the Group's Consolidated Operations - Details of Financial Income and Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance income expense [abstract]
Interest income	$ 6,787	$ 1,974	$ 1,630
Foreign exchange gain	13,597	1,185	4,832
Other financial revenues	188	4,102	689
Total financial revenues	20,572	7,262	7,147
Interest expenses	(39)
Interest expenses for finance lease	(7)	(4)	(7)
Foreign exchange loss	(3,090)	(17,734)	(4,201)
Other financial expenses	(677)	(556)	(2,895)
Total financial expenses	(3,813)	(18,294)	(7,101)
Total	$ 16,758	$ (11,032)	$ 46